Schedule of Foreign Exchange Currency (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 605,326	$ (14,409)	$ 179,531
Total	1,681,841	954,252	$ 30,435
Currency risk [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	152,087	402,397
Accounts receivable	63,120	25,253
Accounts payable	12,812,027	9,831,346
Loans payable	4,176,234
Lease liability	45,353	138,827
Total	$ 16,818,407	$ 9,542,523